Interest expense and finance costs	6 Months Ended
Jun. 30, 2017
Interest Expense And Finance Costs [Abstract]
Interest expense and finance costs
5.	Interest expense and finance costs

	Six months ended
	Jun 30, 2017	Jun 30, 2016
Interest incurred	8,826,263	6,921,679
Amortization of deferred financing charges	1,778,021	1,472,030
	10,604,284	8,393,709